STATE BOND
Minnesota Tax-Free Income Fund


[LOGO APPEARS HERE]


                                  State Bond
                              Minnesota Tax-Free
                                  Income Fund


                                  Semi-Annual
                                    Report


                               December 31, 1995

                  State Bond Minnesota Tax-Free Income Fund


JANUARY 12, 1996


TO THE SHAREHOLDERS:

The State Bond Minnesota Tax-Free Income Fund (the "Fund") had total net assets at December 31, 1995 of $19.2 million, representing its highest level and continued growth of the Fund. An attraction for the Fund is the income which is exempt from both state and federal income taxes. The Fund paid dividends totaling 27 cents per share for this six month period, along with a capital gain distribution in December 1995 of 2 cents per share.

Net asset value per share increased from $10.61 to $10.84 per share during the six month period. Bond valuations increased as interest rates trended lower. In July 1995, the Federal Reserve announced a decrease in the Fed Funds rate and continued a moderating policy with another decrease in December 1995. These decreases, totaling .5%, coupled with a slowing economy resulted in lower interest rates. This was evident by the 30-year Treasury bond which began the period at 6.6% and closed the year just below 6.0%.

The portfolio continues to emphasize quality and diversification. The Schedule of Investments in this report shows that the Fund owns 73 issues. The portfolio's top five holdings include Robbinsdale Hospital, Northern Municipal Power Agency, Rochester Health Care Facility, Rosemont Independent School District, and Minneapolis Hospital Facility. Evidence of the Fund's quality may be ascertained from the rating of each security by Moody's Investor Services, Inc. and/or Standard and Poor's Corporation. By selecting the higher rating from either service, tax exempt bonds comprising 32.0% of the total portfolio are A rated, 28.1% are AA rated, and 36.4% are AAA rated. The remaining portion of the portfolio is invested in short-term securities.

We appreciate your investment in the Fund and look forward to continuing to help you meet your investment goals. Should you desire additional information, we would welcome your inquiries.

Sincerely,


/s/ Keith O. Martens
Keith O. Martens
Vice President

                                             State Bond Minnesota Tax-Free Income Fund

                                                Schedule of Investments (Unaudited)

                                                         December 31, 1995


                                               MOODY'S/S&P     PRINCIPAL
                                                 RATING         AMOUNT         VALUE
                                               ----------------------------------------
MUNICIPAL BONDS (96.5%)

Albany, MN Independent School District
  #745, G.O. Bonds, 6.00% due 2/1/2009               Aa/NR     $ 235,000      $ 252,569
Blaine, MN Economic Development
  Authority Bonds, Anoka and Ramsey
  County, 7.25% due 12/1/2006                        A1/NR       150,000        162,323
Bloomington, MN Port Authority Series
  1994 A, 5.25% due 2/1/2003                       Aaa/AAA       200,000        206,194
Burnsville, MN Multi-Family Housing Rev.
  Ref. Bonds, Coventry Court Apartments
  Project Series 1989, 7.50% due 9/1/2027           NR/AAA       100,000        106,272
Centennial, MN Independent School District
  #12, G.O. Bonds, Series 1991 A, 7.15%
  due 2/1/2011                                     Aaa/AAA       250,000        277,630
Coon Rapids, MN G.O. Tax Increment
  Bonds Series 1986 B2, 7.75% due
  2/1/2006                                            A/NR       150,000        150,462
Dakota County, MN G.O. Ref. Bonds,
  6.45% due 2/1/2010                               Aaa/AAA       300,000        327,459
Dakota County, MN Housing and Rev.
  Authority, SFM Rev. Bonds, 7.20% due
  12/1/2009                                         NR/AAA       180,000        189,382
Duluth, MN, G.O. Water Rev. Series 1992
  A, 6.25% due 2/1/2007                               A/NR       285,000        301,473
Duluth, MN Economic Development Rev.
  Bonds, Health Care Facility, the Duluth
  Clinic Ltd., 6.20% due 11/1/2012                 Aaa/AAA       200,000        212,556
Eden Prairie, MN Housing and
  Redevelopment Authority, 6.20% due
  2/1/2008                                            A/NR       300,000        319,959
Eden Prairie, MN Multi-Family Housing
  Preserve Place Apartments, 7.875% due
  7/1/2017                                          NR/AAA       100,000        105,837

                                               MOODY'S/S&P     PRINCIPAL
                                                 RATING         AMOUNT         VALUE
                                               ----------------------------------------
MUNICIPAL BONDS (CONTINUED)

Farmington Independent School District
  #192, G.O. Bonds, 4.90% due 2/1/2004               NR/AA     $ 200,000      $ 203,828
Foley, MN Independent School District #51
  MBIA, 7.50% due 2/1/2008                         Aaa/AAA       100,000        106,528
Hennepin County, MN Lease Rev.
  Certificate of Participation Series 1991,
  6.80% due 5/15/2017                                Aa/AA       165,000         181,804
Kandiyohi County, MN, G.O. Ref. Bonds,
  Series 1993, 5.65% due 2/1/2011                     A/NR       225,000        230,168
Minnesota Higher Education Facilities
  Authority Rev. Bonds Series Three J
  (Macalaster College), 6.30% due 3/1/2014          Aa/AA-       300,000        318,831
Minnesota Higher Education Facilities
  Authority Rev. Bonds Series Two-0
  (College of St. Thomas), 7.60% due
  10/1/2007                                           A/NR       100,000        108,534
Minnesota Higher Education Facilities
  Authority Rev. Ref. Bonds Series 3-R2,
  5.60% due 9/1/2014                                 A1/NR       315,000        318,018
Minnesota Higher Education Facilities
  Authority Rev. Bonds Series 3M1, 6.00%
  due 10/1/2010                                     NR/AAA       200,000        209,426
Minnesota Higher Education Facilities
  Authority Rev. Bonds Series 3R1 (College
  of St. Thomas), 5.45% due 10/1/2007                A1/NR       200,000        204,848
Minnesota Housing Finance Agency, SFM
  Rev. Bonds Series 1991 C, 7.10% due
  7/1/2011                                          Aa/AA+       195,000        208,718
Minnesota Housing Finance Agency, SFM
  Rev. Bonds Series C, 7.65% due 7/1/2008            Aa/AA        95,000        101,887
Minnesota Housing Finance Agency, SFM
  Rev. Bonds Series 1989 B, 7.30% due
  1/1/2017                                           Aa/AA       260,000        278,777

                   State Bond Minnesota Tax-Free Income Fund

                Schedule of Investments (Unaudited) (continued)


                                               MOODY'S/S&P     PRINCIPAL
                                                 RATING         AMOUNT         VALUE
                                               ----------------------------------------
MUNICIPAL BONDS (CONTINUED)

Minnesota Housing Finance Authority,
  Series 1993 E, 6.00% due 2/1/2014                  NR/AA     $ 160,000      $ 162,789
Minnesota Public Facilities Authority Water
  Pollution Control Rev. Bonds Series 1991
  A, 6.95% due 3/1/2013                             Aa/AAA       250,000        278,860
Minnesota Public Facilities Authority Water
  Pollution Control Rev. Bonds Series 1990
  A, 7.10% due 3/1/2012                             Aa/AAA       300,000        333,843
Minnesota Public Facilities Authority Water
  Pollution Control Rev. Bonds Series 1992
  A, 6.50% due 3/1/2014                             Aa/AAA       250,000        274,350
Minnesota State Housing Finance Agency
  Rental Housing Series C Ref. Bonds,
  6.15% due 2/1/2014                                 NR/AA       175,000        177,508
Minnesota State Housing Finance Agency
  Single Family Mortgage 5.85% due
  7/1/2011                                          Aa/AA+       345,000        364,299
Minnesota State Housing Development
  Single Family Mortgage Series B, 7.25%
  due 7/1/2016                                       Aa/AA        50,000         51,695
Minnesota State G.O. Bonds Infrastructure
  Development, 7.00% due 8/1/2007                  Aaa/AAA       150,000        167,490
Minnesota State University Board Rev.
  Bonds Series 1993 A, 6.00% due
  6/30/2013                                           A/NR       300,000        311,256
Minneapolis, MN Hospital Facility Ref.
  Rev. Bonds, 7.875% due 12/1/2014                 Aaa/AAA       450,000        492,034

                                               MOODY'S/S&P     PRINCIPAL
                                                 RATING         AMOUNT         VALUE
                                               ----------------------------------------
MUNICIPAL BONDS (CONTINUED)

Minneapolis, MN Multi-Family Housing
  Rev. Ref. Bonds Series 1991, 7.05% due
  10/1/2022                                         NR/AAA     $ 300,000      $ 317,934
Minneapolis, MN Multi-Family Rev. Bonds,
  7.125% due 12/20/2010                             NR/AAA       200,000        214,856
Minneapolis, MN Refunding Laurel Village
  G.O. Bonds, 5.75% due 9/1/2010                   Aaa/AAA       275,000        285,791
Minneapolis-St. Paul, MN Metro Council
  Sewer Bonds Series 1990 D, 7.25% due
  12/1/2007                                        Aaa/AAA       150,000        166,951
Minneapolis, MN Sales Tax Ref. G.O.
  Bonds, 6.25% due 4/1/2012                        Aaa/AAA       250,000        270,397
Minnetonka, MN Multi-Family Housing
  Rev. Bonds (Cedar Hills East Project),
  7.50% due 12/1/2017                                NR/AA       100,000        107,291
Moorhead, MN Public Utility Rev. Bonds
  Series 1992, 6.05% due 11/1/2006                 Aaa/AAA       300,000        323,250
Mora, MN G.O. Refunding Rev. Bonds,
  5.00% due 2/1/2008                               Aaa/AAA       200,000        201,580
Northern Municipal Power Agency, MN
  Electric Rev. Ref. Bonds Series A, 7.25%
  due 1/1/2017                                     Aaa/AAA       285,000        315,703
Northern Municipal Power Agency, MN
  Electric Rev. Ref. Bonds 6.00% due
  1/1/2020                                             A/A       530,000        535,644
Owatonna, MN Public Utility Ref. Bonds
  Series 1990, 7.40% due 1/1/2007                    A1/NR       300,000        334,704
Ramsey & Washington Counties Resource
  Recovery Rev. Bonds NSP Project, 6.75%
  due 12/1/2006                                     A1/AA-       100,000        106,426
Red Wing Independent School District
  #256, G.O., School Building Series 1998
  A, 7.30% due 2/1/2004                              A1/NR       150,000        159,107

                   State Bond Minnesota Tax-Free Income Fund

                                               MOODY'S/S&P     PRINCIPAL
                                                 RATING         AMOUNT         VALUE
                                               ----------------------------------------
MUNICIPAL BONDS (CONTINUED)

Robbinsdale, MN Hospital Ref. Rev.
  NMMCP 1989, 7.20% due 1/1/2005                   Aaa/AAA     $ 100,000      $ 110,633
Robbinsdale, MN Hospital Ref. Rev.
  NMMCP Series A, 5.45% due 5/15/2013              Aaa/AAA       670,000        681,269
Rochester, MN Health Care Facility Rev.
  Bonds Mayo Medical Center, 6.25% due
  11/15/2021                                        NR/AA+       500,000        528,180
Rosemont Independent School District
  Series A, 5.875% due 6/1/2014                      Aa/AA       500,000        522,065
St. Anthony-New Brighton, MN
  Independent School District #282, G.O.
  Bonds 5.70% due 2/1/2012                           Aa/NR       300,000        313,524
St. Cloud, MN Hydro Electric Generator
  Facility Gross Rev., 7.375% due
  12/16/2018                                         NR/A-       250,000        261,150
St. Paul, MN, G.O. Street Improvement,
  Special Assessment Bonds Series 1988 D,
  7.20% due 3/1/2008                                Aa/AA+       100,000        100,496
St. Paul, MN Housing & Redevelopment
  Authority Tax Increment Bonds 7.40%
  due 9/1/2005                                     Aaa/AAA       100,000        104,516
St. Paul, MN Housing and Redevelopment
  Authority Revenue Bonds 5.40% due
  9/1/2008                                         Aaa/AAA       300,000        306,855
St. Paul, MN Housing and Redevelopment
  Authority Parking Rev. Bonds, 6.45% due
  8/1/2007                                           NR/A-       300,000        331,788
St. Paul, MN, Independent School District
  #625 Series C, 5.55% due 2/1/2012                  Aa/AA       300,000        305,625
St. Paul, MN, Independent School District
  #625 Series 1994 C, 6.05% due 2/1/2012             Aa/AA       400,000        424,092

                                               MOODY'S/S&P     PRINCIPAL
                                                 RATING         AMOUNT         VALUE
                                               ----------------------------------------
MUNICIPAL BONDS (CONTINUED)

St. Paul, MN Independent School District
  #625 School Building Bonds Series 1990
  D, 7.25% due 2/1/2009                              Aa/AA     $ 150,000      $ 163,570
Scott County, MN G.O. Capital
  Improvement Plan, Series 1988 A, 7.25%
  due 12/1/2008                                    Aaa/AAA       100,000        106,333
Southern Minnesota Municipal Power
  Authority Series A, 8.125% due 1/1/2018          Aaa/AAA       300,000        329,532
Stearns County, MN G.O. Ref. Bonds Series
  B, 6.00% due 10/1/2007                              A/NR       325,000        344,364
Vadnais Heights, MN Housing
  Development Rev. Bonds, Riverwood
  Housing Foundation, 7.50% due 8/1/2009              A/A+       115,000        115,388
Wayzata, MN Tax Increment Bonds 7.00%
  due 6/1/2010                                       Aa/NR       200,000        222,122
Wayzata, MN Independent School District
  #284 G.O. Bonds Series 1994 B, 5.80%
  due 2/1/2009                                       Aa/NR       250,000        262,650
Western Minnesota Municipal Power
  Agency Power Supply Rev. Ref. Bonds
  6.875% due 1/1/2007                                 A1/A       300,000        313,149
Western Minnesota Municipal Power, Series
  A, 6.125% due 1/1/2016                              A1/A       250,000        250,088
Western Minnesota Municipal Power
  Agency Transmission Project Rev. Ref.
  Bonds Series 1991, 6.75% due 1/1/2016            Aaa/AAA       200,000        222,026
White Bear Lake Minnesota School District
  Series C, 6.00% due 2/1/2012                       Aa/NR       250,000        260,209
Worthington, MN G.O. Water Rev. Bonds
  Series 1990 A, 7.00% due 2/1/2010                   A/NR       100,000        109,130

                   State Bond Minnesota Tax-Free Income Fund


                                                PRINCIPAL
                                                 AMOUNT            VALUE
                                              ----------------------------

MUNICIPAL BONDS (continued)
Wright County, MN G.O. Jail Ref. Bonds
  Series 1992 B, 6.00% due 2/1/2007     A/NR     $350,000      $   371,084
                                                               -----------

TOTAL MUNICIPAL BONDS (Cost $17,046,097)                        18,097,079

SHORT-TERM SECURITIES (3.5%)

Ford Motor Credit Corp., 5.92% due
  1/03/96                                         325,000          324,920
Ford Motor Credit Corp., 5.65% due
  1/04/96                                         325,000          324,871
                                                               -----------
TOTAL SHORT-TERM SECURITIES
  (Cost $649,791)                                                  649,791
                                                               -----------

TOTAL INVESTMENTS (100.0%) (Cost
  $17,695,888*)                                                $18,746,870
                                                               ===========

*Also represents cost for federal income tax purposes.

Ratings were provided by Moody's Investor Service, Inc. and Standard & Poor's Corporation.

See accompanying notes.

                   State Bond Minnesota Tax-Free Income Fund

                      Statement of Assets and Liabilities

                         December 31, 1995 (Unaudited)



ASSETS
Investment in securities, at value (cost $17,695,888)
  (Note 1)-See accompanying schedule                           $18,746,870
Cash                                                                46,881
Receivable for reimbursable expenses (Note 2)                        3,181
Prepaid assets                                                      11,722
Interest receivable                                                365,379
                                                               -----------
TOTAL ASSETS                                                    19,174,033

Liabilities
Payable to affiliates                                               15,176
Accrued expenses                                                     4,395
                                                               -----------
TOTAL LIABILITIES                                                   19,571
                                                               -----------

NET ASSETS                                                     $19,154,462
                                                               ===========

Net Assets consist of:
  Paid-in capital                                              $18,108,617
  Undistributed net realized loss on investments                    (5,137)
  Net unrealized appreciation on investment securities           1,050,982
                                                               -----------

NET ASSETS, for 1,767,056 shares outstanding                   $19,154,462
                                                               ===========

NET ASSET VALUE and redemption price per share                 $     10.84
                                                               ===========

Maximum offering price per share (includes maximum sales
  charge of 4.5%-reduced on purchases of $50,000 or more)      $     11.35
                                                               ===========

See accompanying notes.

                   State Bond Minnesota Tax-Free Income Fund

                            Statement of Operations

                Six Months Ended December 31, 1995 (Unaudited)


INVESTMENT INCOME
  Interest                                                                              $564,016

EXPENSES (Note 2)
  Investment advisory and management fees, net of Rule 12b-1 plan fees                    55,528
  Rule 12b-1 plan fees                                                                    23,137
  Accounting and custodian fees                                                            8,762
  Professional fees                                                                        8,436
  Shareholders' reports                                                                    3,823
  Transfer agent fees                                                                      3,887
  Other expenses                                                                           5,801
                                                                                        --------
    Total expenses before reimbursement                                                  109,374
    Less: expense reimbursement                                                          (17,210)
                                                                                        --------
    Net expenses                                                                          92,164
                                                                                        --------
Net investment income                                                                    471,852

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 1)
  Net realized gain on investments                                                         2,090
  Change in unrealized appreciation on investment securities                             437,814
                                                                                        --------
Net realized and unrealized gain on investments                                          439,904
                                                                                        --------

Net increase in net assets resulting from operations                                    $911,756
                                                                                        ========

See accompanying notes.

                   State Bond Minnesota Tax-Free Income Fund

                      Statements of Changes in Net Assets



                                                SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,      YEAR ENDED
                                                   1995            JUNE 30,
                                               (UNAUDITED)           1995
                                               -----------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income                        $   471,852       $   945,895
  Net realized gain on investments                   2,090            27,592
  Net unrealized appreciation                      437,814           268,408
                                               -----------------------------
    Net increase in net assets resulting
      from operations                              911,756         1,241,895

Distributions to shareholders from:
  Net investment income                           (471,852)         (945,895)
  Net realized gain                                (34,819)                -
                                               -----------------------------
    Total distributions to shareholders           (506,671)         (945,895)

Capital share transactions:
  Proceeds from sales of shares                    828,147         3,233,318
  Proceeds from reinvested dividends               423,920           675,610
  Cost of shares redeemed                         (680,643)       (2,512,546)
                                               -----------------------------
    Net increase in net assets resulting
      from share transactions                      571,424         1,396,382
                                               -----------------------------

Total increase in net assets                       976,509         1,692,382

NET ASSETS
Beginning of period                             18,177,953        16,485,571
                                               -----------------------------

End of period                                  $19,154,462       $18,177,953
                                               =============================

OTHER INFORMATION
Shares:
  Sold                                              78,141           311,971
  Issued through reinvestment of dividends          38,642            65,014
  Redeemed                                         (62,865)         (241,814)
                                               -----------------------------
    Net increase                                    53,918           135,171
                                               =============================

See accompanying notes.

                   State Bond Minnesota Tax-Free Income Fund

                             Financial Highlights



                                                  SIX MONTHS
                                                   ENDED
                                                 DECEMBER 31,
                                                 (UNAUDITED)                      YEAR ENDED JUNE 30,
                                                 ------------------------------------------------------------------------
                                                     1995        1995        1994        1993        1992        1991
                                                 ------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning of period             $  10.61      $  10.45    $  10.94    $  10.49    $  10.18    $  10.11
Income from investment operations:
  Net investment income                               .27           .56         .56         .59         .61         .62
  Net realized and unrealized gain
    (loss) on investments                             .25           .16        (.47)        .45         .33         .07
                                                 ------------------------------------------------------------------------
Total from investment operations                      .52           .72         .09        1.04         .94         .69
Less distributions:
  From net investment income                         (.27)         (.56)       (.56)       (.59)       (.61)       (.62)
  From net realized gain                             (.02)            -        (.02)          -        (.02)          -
                                                 ------------------------------------------------------------------------
    Total distributions                              (.29)         (.56)       (.58)       (.59)       (.63)       (.62)
                                                 ------------------------------------------------------------------------

Net asset value, end of period                   $  10.84      $  10.61    $  10.45    $  10.94    $  10.49    $  10.18
                                                 ========================================================================

TOTAL RETURN(A)                                      4.96%         7.10%       0.79%      10.06%       9.47%       6.87%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $ 19,154      $ 18,178    $ 16,486    $ 15,318    $ 12,244    $  9,238
Ratio of expenses to average net assets(B)           1.00%         1.00%       1.00%       1.00%       1.00%       1.00%
Ratio of net investment income to average
  net assets(C)                                      5.10%         5.37%       5.14%       5.41%       5.86%       6.17%
Portfolio turnover rate                                 5%            6%          2%         15%          1%          8%

(A) Total returns do not consider the effects of the one time sales charge and periods less than one year are not annualized.

(B) The ratio of expenses to average net assets before voluntary expense reimbursements from the investment adviser for the six months ended December 31, 1995 and for the years ended June 30, 1995, 1994, 1993, 1992, and 1991 were 1.18%, 1.24%, 1.29%, 1.38%, 1.54%, and 1.65%, respectively.

(C) The ratio of net investment income to average net assets before voluntary expense reimbursement from the investment adviser for the six months ended December 31, 1995 and for the years ended June 30, 1995, 1994, 1993, 1992, and 1991 were 4.91%, 5.10%, 4.87%, 5.02%, 5.32%, and 5.53%, respectively.

                   State Bond Minnesota Tax-Free Income Fund

                         Notes to Financial Statements

                         December 31, 1995 (Unaudited)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The State Bond Minnesota Tax-Free Income Fund (the "Fund") is the only investment portfolio of State Bond Tax-Free Income Funds, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The primary investment objective of the Fund is to maximize current income exempt from both Federal income tax and Minnesota personal income tax to the extent consistent with the preservation of capital, with consideration given to the opportunity for capital gains by investing in tax-exempt securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in Minnesota or a specific industry or region.

On June 14, 1995, ARM Financial Group, Inc. ("ARM") completed the acquisition of substantially all of the assets and business operations of SBM Company ("SBM"). As part of the acquisition, ARM Capital Advisors, Inc. ("ARM Capital Advisors"), a subsidiary of ARM, assumed the responsibilities of SBM as manager of the Fund. The Investment Advisory and Management Agreement between the Fund and ARM Capital Advisors contains the same material terms and conditions (including the fees payable to ARM Capital Advisors) as were contained in the Fund's prior Investment Advisory and Management Agreement with SBM.

As part of the acquisition, ARM acquired all of the issued and outstanding common stock of SBM Financial Services, Inc. ("SBM Financial Services"), the Fund's distributor. Effective June 14, 1995, SBM Financial Services also became the transfer agent for the Fund. Prior to the acquisition SBM functioned as the transfer agent for the Fund.


BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for investment companies.


INVESTMENTS IN SECURITIES

Investment securities are stated at aggregate market values. Market valuations are furnished by a pricing service approved by the Board of Directors. The pricing service values portfolio securities which have remaining maturities of more than sixty days from

                   State Bond Minnesota Tax-Free Income Fund

                         Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the date of valuation at quoted bid prices. Such securities for which quotations are not readily available (which constitute a majority of the Fund's portfolio securities) are valued at fair value as determined by the pricing service. Securities which have remaining maturities of sixty days or less and short-term securities are valued at amortized cost which approximates market value. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board of Directors.

Security transactions are accounted for on trade date and interest income is recorded on the accrual basis. Realized gains or losses from investment transactions are determined on the basis of specific identification.

At December 31, 1995, net unrealized appreciation on a Federal income tax basis was $1,050,982, which is comprised of unrealized appreciation of $1,050,982.


INCOME TAX STATUS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed its taxable net investment income and net realized gains. Therefore, no provision for federal or state income taxes is required.


DISTRIBUTIONS TO SHAREHOLDERS

Exempt interest dividends from net investment income are declared daily and distributed monthly. Distributions from net realized investment gains, if any, are declared at least once a year. Dividends and distributions are recorded on the ex-dividend date.


2. INVESTMENT ADVISORY AGREEMENT AND PAYMENTS TO RELATED PARTIES

ARM Capital Advisors is the Fund's investment adviser. The investment advisory fee is computed at the annual rate of .85% on the first $100,000,000 of average daily net assets of the Fund and .80% on the average daily net assets in excess of $100,000,000. Included in the investment advisory fee is .25% of the average daily net assets which ARM Capital Advisors pays to SBM Financial Services under a Rule 12b-1 plan of share distribution. ARM Capital Advisors has voluntarily undertaken to reimburse the Fund for any expenses in excess of 1% of the average daily net assets despite the fact that higher expenses may be permitted by state law.

Fees paid to SBM Financial Services for underwriting services in connection with sales of the Fund's capital shares aggregated $27,877 for the six months ended December 31, 1995. Such fees are not an expense of the Fund and are excluded from the proceeds received by the Fund for sales of its capital shares.

Certain officers and directors of the Fund are also officers of ARM, ARM Capital Advisors, and SBM Financial Services.


3. PURCHASES AND SALES OF SECURITIES

Aggregate purchases and proceeds from sales of securities, excluding short-term investments, during the six months ended December 31, 1995, amounted to $1,456,651 and $799,460, respectively.


4. CAPITAL SHARES

At December 31, 1995, the Fund had authority to issue ten billion shares of common stock, each with a par value of $.00001 par value.

BOARD OF DIRECTORS


William B. Faulkner
President, William Faulkner & Associates, Inc.
Director, State Bond mutual funds

Patrick M. Finley
President, Universal Cooperatives, Inc.
Director, State Bond mutual funds

John Katz
Executive Vice President, Equitable Investment Corporation, retired 1991 Director, State Bond mutual funds

John R. Lindholm
Executive Vice President, ARM Financial Group, Inc.
Chairman, State Bond mutual funds

Chris L. Mahai
Senior Vice President, Strategic Integration, Star Tribune
Director, State Bond mutual funds

Theodore S. Rosky
Executive Vice President and Chief Financial Officer,
Providian Corporation, retired 1992
Director, State Bond mutual funds

                    --------------------------------------
                               INVESTMENT ADVISER
                           ARM Capital Advisors, Inc.

                              GENERAL DISTRIBUTOR
                          SBM Financial Services, Inc.
                           100 North Minnesota Street
                                  P.O. Box 69
                         New Ulm, Minnesota  56073-0069
                                 1-800-328-4735

                                   CUSTODIAN
                       Investors Fiduciary Trust Company
                             Kansas City, Missouri

                    --------------------------------------



This report is intended for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by the offering prospectus of the Fund, which contains details of sales commissions and other information.



Catalog #001724